Schedule of Investments (unaudited) April 30, 2019	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.5%

Aerospace & Defense — 1.7%
Arconic, Inc.	60,652	$1,302,805
Curtiss-Wright Corp.	6,006	684,324
Harris Corp.	16,492	2,778,902
HEICO Corp.	5,527	583,264
HEICO Corp., Class A	10,720	958,690
Hexcel Corp.	11,930	843,570
Huntington Ingalls Industries, Inc.	5,942	1,322,570
L3 Technologies, Inc.	10,879	2,377,932
Spirit AeroSystems Holdings, Inc., Class A	14,824	1,288,206
Teledyne Technologies, Inc.(a)	4,952	1,230,621
Textron, Inc.	33,856	1,794,368
TransDigm Group, Inc.(a)	6,723	3,243,982

		18,409,234

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	19,010	1,539,810
Expeditors International of Washington, Inc.	23,911	1,899,012
XPO Logistics, Inc.(a)	17,600	1,198,208

		4,637,030

Airlines — 0.7%
Alaska Air Group, Inc.	16,946	1,048,957
American Airlines Group, Inc.	57,883	1,978,441
Copa Holdings SA, Class A	4,175	347,611
JetBlue Airways Corp.(a)	41,619	772,032
United Continental Holdings, Inc.(a)	34,129	3,032,703

		7,179,744

Auto Components — 0.7%
Adient PLC	12,380	285,978
Aptiv PLC	36,150	3,098,055
BorgWarner, Inc.	29,351	1,225,991
Gentex Corp.	37,086	854,090
Goodyear Tire & Rubber Co.	31,822	611,301
Lear Corp.	8,768	1,253,824
Visteon Corp.(a)	3,932	259,591

		7,588,830

Automobiles — 0.1%
Harley-Davidson, Inc.	23,055	858,338
Thor Industries, Inc.	7,173	472,485

		1,330,823

Banks — 4.2%
Associated Banc-Corp	22,111	501,699
Bank of Hawaii Corp.	5,565	458,445
Bank OZK	17,245	563,049
BankUnited, Inc.	13,628	498,512
BOK Financial Corp.	4,339	378,100
CIT Group, Inc.	14,023	747,005
Citizens Financial Group, Inc.	65,698	2,378,268
Comerica, Inc.	22,573	1,774,012

Security	Shares	Value

Banks (continued)
Commerce Bancshares, Inc.	13,611	$822,513
Cullen/Frost Bankers, Inc.	8,066	820,232
East West Bancorp, Inc.	20,383	1,049,317
Fifth Third Bancorp	107,135	3,087,631
First Citizens BancShares, Inc., Class A	1,062	476,042
First Hawaiian, Inc.	17,802	492,225
First Horizon National Corp.	43,427	655,313
First Republic Bank	22,768	2,404,756
FNB Corp.	42,949	520,971
Huntington Bancshares, Inc.	145,730	2,028,562
KeyCorp	141,939	2,491,029
M&T Bank Corp.	19,312	3,284,392
PacWest Bancorp	16,773	663,372
People’s United Financial, Inc.	52,874	914,191
Pinnacle Financial Partners, Inc.	10,477	608,399
Popular, Inc.	13,503	779,258
Prosperity Bancshares, Inc.	9,270	682,643
Regions Financial Corp.	144,537	2,244,660
Signature Bank	7,225	954,206
Sterling Bancorp	29,941	641,336
SunTrust Banks, Inc.	62,627	4,100,816
SVB Financial Group(a)	7,366	1,854,170
Synovus Financial Corp.	21,913	807,713
TCF Financial Corp.	21,914	484,957
Texas Capital Bancshares, Inc.(a)	7,274	470,846
Umpqua Holdings Corp.	31,617	548,871
Webster Financial Corp.	12,482	663,169
Western Alliance Bancorp(a)(b)	13,999	668,872
Wintrust Financial Corp.	8,095	616,839
Zions Bancorp. NA	25,552	1,260,480

		44,396,871

Beverages — 0.4%
Brown-Forman Corp., Class A	6,862	358,883
Brown-Forman Corp., Class B	39,132	2,085,344
Keurig Dr Pepper, Inc.	24,812	721,285
Molson Coors Brewing Co., Class B	24,282	1,558,661

		4,724,173

Biotechnology — 1.5%
Agios Pharmaceuticals, Inc.(a)(b)	7,267	406,371
Alkermes PLC(a)	21,014	637,144
Alnylam Pharmaceuticals, Inc.(a)	13,239	1,182,772
BioMarin Pharmaceutical, Inc.(a)	24,475	2,093,347
Bluebird Bio, Inc.(a)(b)	7,599	1,077,766
Exact Sciences Corp.(a)	16,685	1,646,643
Exelixis, Inc.(a)	41,436	814,632
Incyte Corp.(a)	24,376	1,872,077
Ionis Pharmaceuticals, Inc.(a)	17,429	1,295,498
Moderna, Inc.(a)(b)	3,549	92,380
Neurocrine Biosciences, Inc.(a)	12,665	914,920
Sage Therapeutics, Inc.(a)(b)	6,835	1,149,852
Sarepta Therapeutics, Inc.(a)	9,333	1,091,401
Seattle Genetics, Inc.(a)	15,285	1,036,017

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
United Therapeutics Corp.(a)	5,865	$601,573

		15,912,393

Building Products — 0.7%
Allegion PLC	13,305	1,320,255
AO Smith Corp.	19,988	1,050,769
Armstrong World Industries, Inc.	6,125	530,854
Fortune Brands Home & Security, Inc.	19,543	1,031,480
Lennox International, Inc.	5,011	1,360,236
Masco Corp.	40,942	1,599,194
Owens Corning	14,784	757,976

		7,650,764

Capital Markets — 2.9%
Affiliated Managers Group, Inc.	7,174	795,740
Ameriprise Financial, Inc.	19,054	2,796,556
BGC Partners, Inc., Class A	36,725	198,315
Cboe Global Markets, Inc.	15,607	1,585,827
E*Trade Financial Corp.	34,288	1,737,030
Eaton Vance Corp.	15,819	657,596
Evercore, Inc., Class A	5,703	555,643
Franklin Resources, Inc.	41,996	1,452,642
Invesco Ltd.	55,428	1,217,753
Lazard Ltd., Class A	16,119	626,707
Legg Mason, Inc.	11,316	378,520
LPL Financial Holdings, Inc.	11,859	878,633
Moody’s Corp.	23,197	4,560,994
MSCI, Inc.	11,472	2,585,559
Nasdaq, Inc.	16,149	1,488,938
Northern Trust Corp.	28,179	2,777,041
Raymond James Financial, Inc.	17,628	1,614,196
SEI Investments Co.	18,029	981,679
T. Rowe Price Group, Inc.	32,378	3,480,635
Virtu Financial, Inc., Class A	5,503	135,264

		30,505,268

Chemicals — 1.8%
Albemarle Corp.	14,816	1,112,089
Ashland Global Holdings, Inc.	8,655	696,987
Axalta Coating Systems Ltd.(a)	29,216	788,248
Cabot Corp.	7,900	358,502
Celanese Corp.	17,819	1,922,492
CF Industries Holdings, Inc.	32,260	1,444,603
Chemours Co.	24,190	871,082
Eastman Chemical Co.	19,560	1,542,893
Element Solutions, Inc.(a)	29,614	321,608
FMC Corp.	18,717	1,479,766
Huntsman Corp.	30,225	672,204
International Flavors & Fragrances, Inc.	14,050	1,935,949
Mosaic Co.	49,164	1,283,672
NewMarket Corp.	1,034	433,846
Olin Corp.	22,462	487,201
RPM International, Inc.	17,975	1,090,184

Security	Shares	Value

Chemicals (continued)
Scotts Miracle-Gro Co.	5,761	$489,800
Valvoline, Inc.	25,481	471,398
Versum Materials, Inc.	15,276	797,102
Westlake Chemical Corp.	5,139	358,445
WR Grace & Co.	9,071	685,586

		19,243,657

Commercial Services & Supplies — 1.0%
ADT, Inc.	13,804	90,968
Cintas Corp.	11,921	2,588,526
Clean Harbors, Inc.(a)	7,032	534,432
Copart, Inc.(a)	28,239	1,901,050
KAR Auction Services, Inc.	18,448	1,041,943
Republic Services, Inc.	30,356	2,514,084
Rollins, Inc.	19,805	765,859
Stericycle, Inc.(a)	11,658	680,711

		10,117,573

Communications Equipment — 1.2%
Arista Networks, Inc.(a)(b)	8,033	2,508,626
CommScope Holding Co., Inc.(a)	26,799	664,079
EchoStar Corp., Class A(a)(b)	6,320	251,852
F5 Networks, Inc.(a)	8,201	1,286,737
Juniper Networks, Inc.	47,772	1,326,628
Motorola Solutions, Inc.	22,577	3,271,633
Palo Alto Networks, Inc.(a)	12,644	3,146,206
Ubiquiti Networks, Inc.	2,008	342,264

		12,798,025

Construction & Engineering — 0.4%
AECOM(a)(b)	21,268	720,985
Arcosa, Inc.	6,483	201,816
Fluor Corp.	19,163	761,346
Jacobs Engineering Group, Inc.	17,467	1,361,378
Quanta Services, Inc.	19,933	809,280

		3,854,805

Construction Materials — 0.5%
Eagle Materials, Inc.(b)	6,193	563,005
Martin Marietta Materials, Inc.	8,741	1,939,628
Vulcan Materials Co.	18,291	2,306,678

		4,809,311

Consumer Finance — 1.1%
Ally Financial, Inc.	56,724	1,685,270
Credit Acceptance Corp.(a)	1,555	771,622
Discover Financial Services	46,033	3,751,229
Navient Corp.	34,873	471,134
OneMain Holdings, Inc.	10,302	349,959
Santander Consumer USA Holdings, Inc.	15,536	331,694
SLM Corp.	61,547	625,318

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Synchrony Financial	100,320	$3,478,094

		11,464,320

Containers & Packaging — 1.5%
AptarGroup, Inc.	8,542	950,212
Ardagh Group SA	2,789	38,711
Avery Dennison Corp.	12,077	1,336,320
Ball Corp.	46,282	2,774,143
Bemis Co., Inc.	12,368	710,170
Berry Global Group, Inc.(a)	18,341	1,078,451
Crown Holdings, Inc.(a)	18,218	1,059,012
Graphic Packaging Holding Co.	41,628	577,797
International Paper Co.	56,970	2,666,766
Owens-Illinois, Inc.	22,869	451,891
Packaging Corp. of America	13,079	1,296,914
Sealed Air Corp.	22,049	1,027,924
Silgan Holdings, Inc.	10,338	309,520
Sonoco Products Co.	13,432	847,022
Westrock Co.	35,199	1,350,938

		16,475,791

Distributors — 0.4%
Genuine Parts Co.	20,016	2,052,441
LKQ Corp.(a)	44,496	1,339,329
Pool Corp.	5,404	992,931

		4,384,701

Diversified Consumer Services — 0.5%
2U, Inc.(a)	7,800	471,900
Bright Horizons Family Solutions, Inc.(a)	8,065	1,033,530
frontdoor, Inc.(a)(b)	11,410	402,088
Graham Holdings Co., Class B	564	419,295
Grand Canyon Education, Inc.(a)(b)	6,448	747,259
H&R Block, Inc.	28,089	764,302
Service Corp. International	24,517	1,020,152
ServiceMaster Global Holdings, Inc.(a)	18,743	918,969

		5,777,495

Diversified Financial Services — 0.6%
AXA Equitable Holdings, Inc.	33,500	760,115
FactSet Research Systems, Inc.	5,230	1,442,800
Interactive Brokers Group, Inc., Class A	10,085	547,010
Jefferies Financial Group, Inc.	38,678	795,607
MarketAxess Holdings, Inc.	5,130	1,427,833
Morningstar, Inc.	2,426	348,010
Voya Financial, Inc.	20,744	1,138,638

		6,460,013

Diversified Telecommunication Services — 0.2%
CenturyLink, Inc.	133,880	1,528,910

Security	Shares	Value

Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc.(a)	31,998	$1,001,217

		2,530,127

Electric Utilities — 2.6%
Alliant Energy Corp.	33,189	1,567,516
Avangrid, Inc.	8,094	414,494
Edison International	44,302	2,825,139
Entergy Corp.	25,338	2,455,252
Evergy, Inc.	36,616	2,117,137
Eversource Energy	44,038	3,155,763
FirstEnergy Corp.	67,747	2,847,406
Hawaiian Electric Industries, Inc.	15,455	641,073
OGE Energy Corp.	27,965	1,184,038
PG&E Corp.(a)	72,078	1,623,197
Pinnacle West Capital Corp.	15,662	1,492,119
PPL Corp.	100,603	3,139,820
Xcel Energy, Inc.	70,380	3,976,470

		27,439,424

Electrical Equipment — 0.9%
Acuity Brands, Inc.	5,447	797,060
AMETEK, Inc.	31,824	2,805,922
GrafTech International Ltd.	7,795	89,253
Hubbell, Inc.	7,717	984,689
nVent Electric PLC	22,698	634,409
Regal-Beloit Corp.	6,231	530,133
Rockwell Automation, Inc.	16,781	3,032,494
Sensata Technologies Holding PLC(a)	22,803	1,138,782

		10,012,742

Electronic Equipment, Instruments & Components — 2.2%
Amphenol Corp., Class A	40,987	4,080,666
Arrow Electronics, Inc.(a)	11,943	1,009,303
Avnet, Inc.	15,312	744,316
CDW Corp.	20,362	2,150,227
Cognex Corp.	23,170	1,168,463
Coherent, Inc.(a)	3,429	507,526
Corning, Inc.	109,635	3,491,875
Dolby Laboratories, Inc., Class A	8,509	550,447
FLIR Systems, Inc.	19,005	1,006,125
IPG Photonics Corp.(a)	5,112	893,220
Jabil, Inc.	20,957	633,111
Keysight Technologies, Inc.(a)	25,958	2,259,125
Littelfuse, Inc.	3,326	668,692
National Instruments Corp.	15,086	710,551
Trimble, Inc.(a)	34,849	1,422,536
Universal Display Corp.	5,995	956,802
Zebra Technologies Corp., Class A(a)	7,344	1,550,612

		23,803,597

Energy Equipment & Services — 0.4%
Apergy Corp.(a)	10,601	420,754
Helmerich & Payne, Inc.	14,651	857,377
Nabors Industries Ltd.	44,251	154,878
National Oilwell Varco, Inc.	53,800	1,406,332

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Patterson-UTI Energy, Inc.	30,725	$417,553
RPC, Inc.	7,605	78,255
Transocean Ltd.(a)	73,050	574,173
Weatherford International PLC(a)	126,322	69,894

		3,979,216

Entertainment — 0.4%
Live Nation Entertainment, Inc.(a)	19,374	1,265,897
Take-Two Interactive Software, Inc.(a)	15,559	1,506,578
Viacom, Inc., Class B	49,428	1,428,964

		4,201,439

Equity Real Estate Investment Trusts (REITs) — 8.8%
Alexandria Real Estate Equities, Inc.	15,561	2,215,731
American Campus Communities, Inc.	19,262	909,166
American Homes 4 Rent, Class A	35,810	858,724
Apartment Investment & Management Co., Class A	20,963	1,034,734
Apple Hospitality REIT, Inc.	31,389	516,349
AvalonBay Communities, Inc.	19,230	3,863,884
Boston Properties, Inc.	21,562	2,967,362
Brandywine Realty Trust	23,468	361,172
Brixmor Property Group, Inc.	41,206	736,763
Brookfield Property REIT, Inc., Class A	16,914	352,319
Camden Property Trust	12,492	1,257,320
Chimera Investment Corp.	26,247	503,155
Colony Capital, Inc.	64,217	330,075
Columbia Property Trust, Inc.	15,814	359,136
CoreSite Realty Corp.	4,970	543,768
Corporate Office Properties Trust	13,632	380,060
CubeSmart	25,525	814,503
CyrusOne, Inc.	14,843	826,607
Digital Realty Trust, Inc.	28,649	3,372,274
Douglas Emmett, Inc.	22,121	911,164
Duke Realty Corp.	49,849	1,551,301
Empire State Realty Trust, Inc., Class A	19,099	295,271
EPR Properties	10,472	825,822
Equity Commonwealth	16,332	519,358
Equity LifeStyle Properties, Inc.	11,938	1,393,165
Equity Residential	49,933	3,815,880
Essex Property Trust, Inc.	9,163	2,588,547
Extra Space Storage, Inc.	17,019	1,764,700
Federal Realty Investment Trust	10,325	1,382,001
Gaming and Leisure Properties, Inc.	28,342	1,144,450
HCP, Inc.	66,567	1,982,365
Healthcare Trust of America, Inc., Class A	28,554	787,519
Highwoods Properties, Inc.	13,885	618,993
Hospitality Properties Trust	22,691	589,966
Host Hotels & Resorts, Inc.	102,103	1,964,462
Hudson Pacific Properties, Inc.	21,055	733,977
Invitation Homes, Inc.	47,978	1,192,733
Iron Mountain, Inc.	39,750	1,291,080

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
JBG SMITH Properties	15,499	$659,482
Kilroy Realty Corp.	13,961	1,073,740
Kimco Realty Corp.	55,809	970,518
Lamar Advertising Co., Class A	11,916	985,096
Liberty Property Trust	20,229	1,004,168
Life Storage, Inc.	6,260	596,515
Macerich Co.	19,363	777,231
Medical Properties Trust, Inc.	51,532	899,749
MFA Financial, Inc.	59,465	446,582
Mid-America Apartment Communities, Inc.	15,913	1,741,041
National Retail Properties, Inc.	22,207	1,168,532
New Residential Investment Corp.	56,136	943,646
Omega Healthcare Investors, Inc.	27,910	987,735
Outfront Media, Inc.	18,930	451,102
Paramount Group, Inc.	27,357	396,403
Park Hotels & Resorts, Inc.	28,451	912,708
Rayonier, Inc.	17,921	569,709
Realty Income Corp.	41,060	2,874,611
Regency Centers Corp.	21,395	1,437,102
Retail Properties of America, Inc., Class A	28,709	352,834
Retail Value, Inc.	2,132	71,422
SBA Communications Corp.(a)	15,603	3,178,799
Senior Housing Properties Trust	31,429	252,375
SITE Centers Corp.	20,463	270,930
SL Green Realty Corp.	11,556	1,020,857
Spirit Realty Capital, Inc.	12,349	499,641
Starwood Property Trust, Inc.	38,050	877,052
STORE Capital Corp.	27,125	903,805
Sun Communities, Inc.	11,749	1,446,067
Taubman Centers, Inc.	7,969	392,872
UDR, Inc.	38,086	1,711,966
Uniti Group, Inc.	22,446	246,682
Ventas, Inc.	49,621	3,032,339
VEREIT, Inc.	132,632	1,095,540
VICI Properties, Inc.	56,825	1,295,610
Vornado Realty Trust	24,257	1,677,129
Weingarten Realty Investors	16,758	484,976
Welltower, Inc.	51,806	3,861,101
Weyerhaeuser Co.	104,832	2,809,498
WP Carey, Inc.	22,212	1,761,856

		93,694,877

Food & Staples Retailing — 0.5%
Casey’s General Stores, Inc.	4,963	656,853
Kroger Co.	110,686	2,853,485
Sprouts Farmers Market, Inc.(a)	16,898	361,955
U.S. Foods Holding Corp.(a)	30,319	1,108,160

		4,980,453

Food Products — 2.4%
Archer-Daniels-Midland Co.	78,038	3,480,495

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Bunge Ltd.	19,840	$1,039,815
Campbell Soup Co.	25,015	967,830
Conagra Brands, Inc.	67,264	2,070,386
Flowers Foods, Inc.	25,624	557,066
Hain Celestial Group, Inc.(a)(b)	12,228	266,815
Hershey Co.	19,598	2,446,810
Hormel Foods Corp.	37,895	1,513,526
Ingredion, Inc.	9,127	864,783
J.M. Smucker Co.	15,399	1,888,379
Kellogg Co.	34,754	2,095,666
Lamb Weston Holdings, Inc.	20,460	1,433,223
McCormick & Co., Inc.	17,109	2,634,273
Pilgrim’s Pride Corp.(a)	7,072	190,308
Post Holdings, Inc.(a)(b)	9,135	1,030,245
TreeHouse Foods, Inc.(a)	7,359	492,906
Tyson Foods, Inc., Class A	40,572	3,043,306

		26,015,832

Gas Utilities — 0.3%
Atmos Energy Corp.	16,027	1,640,203
National Fuel Gas Co.	11,093	656,817
UGI Corp.	24,198	1,319,033

		3,616,053

Health Care Equipment & Supplies — 3.3%
ABIOMED, Inc.(a)	5,950	1,650,590
Align Technology, Inc.(a)	11,040	3,584,467
Cantel Medical Corp.	4,978	343,183
Cooper Cos., Inc.	6,719	1,947,973
DENTSPLY SIRONA, Inc.	30,501	1,559,516
DexCom, Inc.(a)	12,200	1,477,054
Edwards Lifesciences Corp.(a)	29,226	5,145,822
Hill-Rom Holdings, Inc.	9,086	921,502
Hologic, Inc.(a)	37,146	1,722,832
ICU Medical, Inc.(a)	2,226	506,415
IDEXX Laboratories, Inc.(a)	11,947	2,771,704
Insulet Corp.(a)(b)	7,977	688,016
Integra LifeSciences Holdings Corp.(a)	10,099	527,067
Masimo Corp.(a)	6,536	850,660
ResMed, Inc.	19,567	2,044,947
STERIS PLC(a)	11,685	1,530,501
Teleflex, Inc.	6,330	1,811,519
Varian Medical Systems, Inc.(a)	12,723	1,732,491
West Pharmaceutical Services, Inc.	10,263	1,270,457
Zimmer Biomet Holdings, Inc.	28,347	3,491,217

		35,577,933

Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.(a)(b)	12,509	400,538
AmerisourceBergen Corp.	21,243	1,588,127
Cardinal Health, Inc.	41,746	2,033,448
Centene Corp.(a)	56,666	2,921,699
Chemed Corp.	2,118	692,120
Covetrus, Inc.(a)	8,170	268,548

Security	Shares	Value

Health Care Providers & Services (continued)
DaVita, Inc.(a)	18,294	$1,010,561
Encompass Health Corp.	13,439	866,143
Henry Schein, Inc.(a)	21,251	1,361,339
Laboratory Corp. of America Holdings(a)	14,035	2,244,477
MEDNAX, Inc.(a)	11,810	330,326
Molina Healthcare, Inc.(a)	8,493	1,100,948
Penumbra, Inc.(a)	4,184	562,748
Premier, Inc., Class A(a)	7,087	235,501
Quest Diagnostics, Inc.	18,987	1,829,967
Universal Health Services, Inc., Class B	11,669	1,480,446
WellCare Health Plans, Inc.(a)	6,944	1,793,982

		20,720,918

Health Care Technology — 0.5%
Cerner Corp.(a)	43,151	2,867,384
Veeva Systems, Inc., Class A(a)	17,329	2,423,807

		5,291,191

Hotels, Restaurants & Leisure — 2.7%
Aramark	34,404	1,069,276
Caesars Entertainment Corp.(a)	77,834	728,526
Chipotle Mexican Grill, Inc.(a)	3,392	2,333,832
Choice Hotels International, Inc.	4,615	383,230
Darden Restaurants, Inc.	17,273	2,031,305
Domino’s Pizza, Inc.	5,788	1,566,117
Dunkin’ Brands Group, Inc.	11,407	851,304
Extended Stay America, Inc.	26,988	483,355
Hilton Grand Vacations, Inc.(a)	13,882	444,779
Hilton Worldwide Holdings, Inc.	38,352	3,336,240
Hyatt Hotels Corp., Class A	5,672	435,213
International Game Technology PLC	13,169	192,662
MGM Resorts International	70,085	1,866,363
Norwegian Cruise Line Holdings Ltd.(a)	30,553	1,722,884
Royal Caribbean Cruises Ltd.	23,173	2,802,543
Six Flags Entertainment Corp.	9,855	523,202
Vail Resorts, Inc.	5,625	1,287,281
Wendy’s Co.	25,128	467,632
Wyndham Destinations, Inc.	13,060	568,894
Wyndham Hotels & Resorts, Inc.	13,373	745,144
Wynn Resorts Ltd.	14,373	2,076,180
Yum China Holdings, Inc.	50,653	2,408,044

		28,324,006

Household Durables — 1.2%
D.R. Horton, Inc.	47,409	2,100,693
Garmin Ltd.	15,922	1,365,152
Leggett & Platt, Inc.	18,315	720,879
Lennar Corp., Class A	39,302	2,044,883
Lennar Corp., Class B	2,045	85,317
Mohawk Industries, Inc.(a)	8,744	1,191,370
Newell Brands, Inc.	61,321	881,796
NVR, Inc.(a)	438	1,380,786
PulteGroup, Inc.	34,929	1,098,866

5

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Tempur Sealy International, Inc.(a)	6,698	$411,257
Toll Brothers, Inc.	19,020	724,662
Whirlpool Corp.	8,764	1,216,619

		13,222,280

Household Products — 0.6%
Church & Dwight Co., Inc.	34,027	2,550,324
Clorox Co.	17,902	2,859,486
Energizer Holdings, Inc.	8,607	412,189
Spectrum Brands Holdings, Inc.	5,505	338,943

		6,160,942

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	92,113	1,576,975
NRG Energy, Inc.	40,331	1,660,427
Vistra Energy Corp.	55,237	1,505,208

		4,742,610

Industrial Conglomerates — 0.7%
BWX Technologies, Inc.	13,593	694,602
Carlisle Cos., Inc.	8,227	1,163,462
Roper Technologies, Inc.	14,071	5,061,339
Seaboard Corp.	36	161,841

		7,081,244

Insurance — 3.7%
Alleghany Corp.(a)	2,028	1,332,153
American Financial Group, Inc.	8,995	931,252
American National Insurance Co.	992	112,384
Arch Capital Group Ltd.(a)	54,001	1,824,154
Arthur J Gallagher & Co.	25,102	2,099,029
Assurant, Inc.	8,373	795,435
Assured Guaranty Ltd.	14,411	687,405
Athene Holding Ltd., Class A(a)	22,530	1,017,455
Axis Capital Holdings Ltd.	11,773	669,295
Brighthouse Financial, Inc.(a)	15,858	662,706
Brown & Brown, Inc.	32,862	1,043,368
Cincinnati Financial Corp.	21,502	2,068,062
CNA Financial Corp.	4,538	210,246
Erie Indemnity Co., Class A	3,468	656,562
Everest Re Group Ltd.	5,669	1,335,049
Fidelity National Financial, Inc.	36,814	1,470,719
First American Financial Corp.	14,726	840,266
Hanover Insurance Group, Inc.	5,864	707,257
Hartford Financial Services Group, Inc.	49,842	2,607,235
Lincoln National Corp.	29,729	1,983,519
Loews Corp.	39,344	2,017,954
Markel Corp.(a)(b)	1,907	2,043,370
Mercury General Corp.	3,650	196,297
Old Republic International Corp.	40,412	903,612
Principal Financial Group, Inc.	38,527	2,202,203
Reinsurance Group of America, Inc.	8,381	1,269,805
RenaissanceRe Holdings Ltd.	5,478	851,062

Security	Shares	Value

Insurance (continued)
Torchmark Corp.	14,512	$1,272,122
Unum Group	28,554	1,054,214
W.R. Berkley Corp.	18,934	1,160,654
White Mountains Insurance Group Ltd.	461	432,897
Willis Towers Watson PLC	18,065	3,330,102

		39,787,843

Interactive Media & Services — 0.7%
IAC/InterActiveCorp(a)	10,348	2,326,644
Match Group, Inc.	7,577	457,651
Twitter, Inc.(a)	99,683	3,978,348
Zillow Group, Inc., Class A(a)	7,433	246,850
Zillow Group, Inc., Class C(a)	16,824	561,922

		7,571,415

Internet & Direct Marketing Retail — 0.6%
Expedia Group, Inc.	16,512	2,143,918
GrubHub, Inc.(a)	12,330	823,521
Qurate Retail, Inc.(a)	58,672	1,000,357
TripAdvisor, Inc.(a)	14,225	757,197
Wayfair, Inc., Class A(a)(b)	8,025	1,301,254

		6,026,247

IT Services — 6.0%
Akamai Technologies, Inc.(a)	22,073	1,767,164
Alliance Data Systems Corp.	6,658	1,065,946
Amdocs Ltd.	19,548	1,076,704
Black Knight, Inc.(a)	19,459	1,097,877
Booz Allen Hamilton Holding Corp.	19,089	1,131,787
Broadridge Financial Solutions, Inc.	16,138	1,906,382
Conduent, Inc.(a)	27,574	353,774
CoreLogic, Inc.(a)	10,859	440,984
DXC Technology Co.	37,375	2,457,033
EPAM Systems, Inc.(a)	7,191	1,289,778
Euronet Worldwide, Inc.(a)	6,944	1,040,836
Fidelity National Information Services, Inc.	45,397	5,262,874
First Data Corp., Class A(a)	75,700	1,957,602
Fiserv, Inc.(a)	55,448	4,837,284
FleetCor Technologies, Inc.(a)	11,861	3,095,128
Gartner, Inc.(a)	12,319	1,958,351
Genpact Ltd.	21,258	771,665
Global Payments, Inc.	22,075	3,224,495
GoDaddy, Inc., Class A(a)	23,453	1,911,420
Jack Henry & Associates, Inc.	10,754	1,602,991
Leidos Holdings, Inc.	19,771	1,452,773
Okta, Inc.(a)	12,217	1,270,935
Paychex, Inc.	44,644	3,763,936
Sabre Corp.	37,649	781,593
Square, Inc., Class A(a)	40,654	2,960,424
Switch, Inc., Class A	5,328	57,915
Teradata Corp.(a)	16,209	737,023
Total System Services, Inc.	25,002	2,556,205

6

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Twilio, Inc., Class A(a)	12,272	$1,682,982
VeriSign, Inc.(a)	14,286	2,820,771
Western Union Co.	61,117	1,188,114
WEX, Inc.(a)	5,791	1,217,847
Worldpay, Inc., Class A(a)	41,689	4,886,368

		63,626,961

Leisure Products — 0.3%
Brunswick Corp.	11,845	606,583
Hasbro, Inc.	16,227	1,652,882
Mattel, Inc.(a)	48,373	589,667
Polaris Industries, Inc.	8,010	772,164

		3,621,296

Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	44,131	3,464,284
Bio-Rad Laboratories, Inc., Class A(a)	2,992	900,383
Bio-Techne Corp.	5,234	1,070,824
Bruker Corp.	14,223	549,008
Charles River Laboratories International, Inc.(a)	6,678	938,059
IQVIA Holdings, Inc.(a)	23,976	3,330,266
Mettler-Toledo International, Inc.(a)	3,411	2,542,082
PerkinElmer, Inc.	15,299	1,466,256
PRA Health Sciences, Inc.(a)	7,970	771,655
QIAGEN NV(a)	31,048	1,209,630
Waters Corp.(a)	10,458	2,233,201

		18,475,648

Machinery — 4.2%
AGCO Corp.	8,952	633,622
Allison Transmission Holdings, Inc.	15,660	733,828
Colfax Corp.(a)	11,306	341,102
Crane Co.	6,828	580,721
Cummins, Inc.	20,731	3,447,358
Donaldson Co., Inc.	18,115	969,877
Dover Corp.	20,164	1,976,878
Flowserve Corp.	18,070	885,972
Fortive Corp.	40,859	3,527,766
Gardner Denver Holdings, Inc.(a)	18,033	608,614
Gates Industrial Corp. PLC(a)	6,197	99,648
Graco, Inc.	23,201	1,189,051
IDEX Corp.	10,685	1,673,912
Ingersoll-Rand PLC	34,046	4,174,380
ITT, Inc.	11,936	722,725
Lincoln Electric Holdings, Inc.	8,759	764,398
Middleby Corp.(a)(b)	7,532	995,203
Nordson Corp.	8,141	1,188,179
Oshkosh Corp.	10,017	827,304
PACCAR, Inc.	47,174	3,380,961
Parker-Hannifin Corp.	17,975	3,254,913
Pentair PLC	21,395	834,191
Snap-on, Inc.	7,707	1,296,934
Stanley Black & Decker, Inc.	21,090	3,091,794

Security	Shares	Value

Machinery (continued)
Terex Corp.	8,917	$297,204
Timken Co.	9,844	472,020
Toro Co.	14,167	1,036,316
Trinity Industries, Inc.	20,810	448,664
Valmont Industries, Inc.	3,157	425,690
WABCO Holdings, Inc.(a)	7,356	974,229
Wabtec Corp.	18,486	1,369,258
Welbilt, Inc.(a)(b)	17,733	298,446
Xylem, Inc.	24,946	2,080,496

		44,601,654

Marine — 0.1%
Kirby Corp.(a)(b)	8,154	666,345

Media — 1.9%
AMC Networks, Inc., Class A(a)	5,869	342,808
Cable One, Inc.	583	618,289
CBS Corp., Class B	45,374	2,326,325
Cinemark Holdings, Inc.	14,626	615,023
Discovery, Inc., Class A(a)	21,401	661,291
Discovery, Inc., Class C(a)	48,292	1,388,878
DISH Network Corp., Class A(a)	31,262	1,097,922
GCI Liberty, Inc., Class A(a)	13,770	820,968
Interpublic Group of Cos., Inc.	53,860	1,238,780
John Wiley & Sons, Inc., Class A	5,930	273,847
Liberty Broadband Corp., Class A(a)	3,413	335,805
Liberty Broadband Corp., Class C(a)	14,672	1,448,273
Liberty Media Corp. — Liberty Formula One, Class A(a)	3,288	124,155
Liberty Media Corp. — Liberty Formula One, Class C(a)(b)	27,946	1,084,584
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	12,051	481,317
Liberty Media Corp. — Liberty SiriusXM, Class C(a)	23,360	938,138
Lions Gate Entertainment Corp., Class A	6,341	92,515
Lions Gate Entertainment Corp., Class B	13,392	182,131
Madison Square Garden Co., Class A(a)	2,517	786,412
News Corp., Class A	53,117	659,713
News Corp., Class B	16,332	203,987
Omnicom Group, Inc.	31,037	2,483,891
Sirius XM Holdings, Inc.	231,719	1,346,287
Tribune Media Co., Class A	11,962	552,644
Viacom, Inc., Class A	1,358	47,055

		20,151,038

Metals & Mining — 1.1%
Alcoa Corp.(a)	25,531	681,167
Freeport-McMoRan, Inc.	202,064	2,487,408
Newmont Goldcorp Corp.	114,085	3,543,480
Nucor Corp.	42,577	2,429,869
Reliance Steel & Aluminum Co.	9,681	890,265
Royal Gold, Inc.	8,967	780,667
Steel Dynamics, Inc.	31,013	982,492

7

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
United States Steel Corp.	23,592	$368,035

		12,163,383

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp.	74,941	1,333,200
Annaly Capital Management, Inc.	192,702	1,944,363
Two Harbors Investment Corp.	33,088	458,600

		3,736,163

Multi-Utilities — 2.7%
Ameren Corp.	33,702	2,452,494
CenterPoint Energy, Inc.	69,929	2,167,799
CMS Energy Corp.	39,141	2,174,282
Consolidated Edison, Inc.	43,374	3,737,104
DTE Energy Co.	25,113	3,156,955
MDU Resources Group, Inc.	27,825	727,624
NiSource, Inc.	51,938	1,442,838
Public Service Enterprise Group, Inc.	70,198	4,187,311
Sempra Energy	38,141	4,880,141
WEC Energy Group, Inc.	43,647	3,423,234

		28,349,782

Multiline Retail — 1.2%
Burlington Stores, Inc.(a)	9,312	1,572,890
Dollar General Corp.	37,082	4,675,669
Dollar Tree, Inc.(a)	32,729	3,642,083
Kohl’s Corp.	22,950	1,631,745
Macy’s, Inc.	43,118	1,014,998
Nordstrom, Inc.	16,080	659,602

		13,196,987

Oil, Gas & Consumable Fuels — 3.6%
Antero Resources Corp.(a)	32,257	233,863
Apache Corp.	53,659	1,765,918
Cabot Oil & Gas Corp.	59,625	1,543,691
Centennial Resource Development, Inc., Class A(a)	24,171	254,521
Cheniere Energy, Inc.(a)	32,048	2,062,289
Chesapeake Energy Corp.(a)	142,613	415,004
Cimarex Energy Co.	13,998	961,103
CNX Resources Corp.(a)	28,517	255,512
Concho Resources, Inc.	27,184	3,136,490
Continental Resources, Inc.(a)	11,941	549,166
Devon Energy Corp.	65,386	2,101,506
Diamondback Energy, Inc.	21,965	2,336,856
EQT Corp.	34,693	709,472
Equitrans Midstream Corp.(a)	29,530	615,110
Extraction Oil & Gas, Inc.(a)(b)	13,881	65,241
Hess Corp.	36,467	2,338,264
HollyFrontier Corp.	22,367	1,067,577
Kosmos Energy Ltd.	37,378	250,059
Marathon Oil Corp.	116,407	1,983,575
Murphy Oil Corp.	23,171	631,178

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.	67,587	$1,828,904
ONEOK, Inc.	57,004	3,872,282
Parsley Energy, Inc., Class A(a)	36,608	730,696
PBF Energy, Inc., Class A	16,939	568,811
QEP Resources, Inc.(a)	31,574	237,436
Range Resources Corp.	28,191	254,847
SM Energy Co.	14,640	233,215
Targa Resources Corp.	31,871	1,279,621
Whiting Petroleum Corp.(a)	12,005	328,817
Williams Cos., Inc.	166,117	4,706,094
WPX Energy, Inc.(a)	54,229	753,241

		38,070,359

Paper & Forest Products — 0.0%
Domtar Corp.	8,887	434,574

Personal Products — 0.2%
Coty, Inc., Class A(b)	43,927	475,290
Herbalife Nutrition Ltd.(a)	14,815	782,973
Nu Skin Enterprises, Inc., Class A	7,354	374,098

		1,632,361

Pharmaceuticals — 0.6%
Catalent, Inc.(a)	19,717	883,716
Elanco Animal Health, Inc.(a)	46,507	1,464,970
Jazz Pharmaceuticals PLC(a)	8,261	1,072,030
Mylan NV(a)	71,642	1,933,618
Nektar Therapeutics(a)	21,339	683,275
Perrigo Co. PLC	18,081	866,441

		6,904,050

Professional Services — 1.5%
CoStar Group, Inc.(a)	4,962	2,462,392
Equifax, Inc.	16,660	2,098,327
IHS Markit Ltd.(a)(b)	53,981	3,090,952
ManpowerGroup, Inc.	8,423	808,945
Nielsen Holdings PLC	49,919	1,274,432
Robert Half International, Inc.	16,628	1,032,433
TransUnion	25,664	1,787,498
Verisk Analytics, Inc.	22,366	3,156,737

		15,711,716

Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A(a)	44,210	2,302,015
Howard Hughes Corp.(a)	5,301	588,411
Jones Lang LaSalle, Inc.	6,399	989,093
Realogy Holdings Corp.	15,909	207,135

		4,086,654

Road & Rail — 0.7%
AMERCO	1,008	376,155
Genesee & Wyoming, Inc., Class A(a)	8,175	724,714
JB Hunt Transport Services, Inc.	12,198	1,152,467
Kansas City Southern	13,989	1,722,605

8

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Knight-Swift Transportation Holdings, Inc.	17,926	$597,832
Landstar System, Inc.	5,661	616,823
Old Dominion Freight Line, Inc.	9,206	1,374,272
Ryder System, Inc.	7,111	447,993
Schneider National, Inc., Class B	6,594	137,815

		7,150,676

Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc.(a)	130,404	3,603,063
Analog Devices, Inc.	51,352	5,969,157
Cypress Semiconductor Corp.	48,947	840,909
First Solar, Inc.(a)(b)	11,466	705,503
KLA-Tencor Corp.	22,632	2,885,127
Lam Research Corp.	21,250	4,407,888
Marvell Technology Group Ltd.	77,189	1,931,269
Maxim Integrated Products, Inc.	38,026	2,281,560
Microchip Technology, Inc.	32,388	3,235,237
MKS Instruments, Inc.	7,505	683,030
Monolithic Power Systems, Inc.	5,557	865,281
ON Semiconductor Corp.(a)	58,440	1,347,626
Qorvo, Inc.(a)	17,059	1,289,831
Skyworks Solutions, Inc.	24,061	2,121,699
Teradyne, Inc.	25,191	1,234,359
Xilinx, Inc.	35,439	4,257,641

		37,659,180

Software — 5.7%
ANSYS, Inc.(a)(b)	11,581	2,267,560
Aspen Technology, Inc.(a)	9,791	1,193,621
Atlassian Corp. PLC, Class A(a)	14,006	1,542,761
Autodesk, Inc.(a)	30,528	5,440,395
Cadence Design Systems, Inc.(a)	38,792	2,691,389
CDK Global, Inc.	17,774	1,072,128
Ceridian HCM Holding, Inc.(a)(b)	6,623	352,012
Citrix Systems, Inc.	18,823	1,900,370
DocuSign, Inc.(a)(b)	10,682	605,349
Elastic NV(a)	1,109	94,875
Fair Isaac Corp.(a)	4,032	1,127,952
FireEye, Inc.(a)	26,055	417,401
Fortinet, Inc.(a)	19,602	1,831,219
Guidewire Software, Inc.(a)(b)	11,423	1,216,549
LogMeIn, Inc.	6,959	573,422
Manhattan Associates, Inc.(a)(b)	8,826	595,314
Nuance Communications, Inc.(a)	40,189	676,381
Nutanix, Inc., Class A(a)(b)	19,122	825,879
Paycom Software, Inc.(a)	6,769	1,370,926
Pegasystems, Inc.	5,114	383,601
Pluralsight, Inc., Class A(a)	7,284	258,509
Proofpoint, Inc.(a)(b)	7,129	894,119
PTC, Inc.(a)(b)	16,277	1,472,580
RealPage, Inc.(a)(b)	10,121	659,990
Red Hat, Inc.(a)(b)	24,664	4,501,920
RingCentral, Inc., Class A(a)	9,621	1,119,596

Security	Shares	Value

Software (continued)
ServiceNow, Inc.(a)	24,719	$6,711,456
SolarWinds Corp.(a)(b)	3,593	70,243
Splunk, Inc.(a)	20,367	2,811,461
SS&C Technologies Holdings, Inc.	29,885	2,022,019
Symantec Corp.	88,599	2,144,982
Synopsys, Inc.(a)	20,509	2,483,230
Tableau Software, Inc., Class A(a)	10,008	1,219,074
Tyler Technologies, Inc.(a)	5,362	1,243,501
Ultimate Software Group, Inc.(a)	4,247	1,404,270
Workday, Inc., Class A(a)	20,179	4,149,408
Zendesk, Inc.(a)	14,813	1,300,285
Zynga, Inc., Class A(a)	107,987	611,206

		61,256,953

Specialty Retail — 2.8%
Advance Auto Parts, Inc.	9,749	1,621,454
AutoNation, Inc.(a)	7,421	311,163
AutoZone, Inc.(a)	3,501	3,600,113
Best Buy Co., Inc.	32,225	2,397,862
CarMax, Inc.(a)	23,436	1,824,727
Dick’s Sporting Goods, Inc.	9,909	366,633
Floor & Decor Holdings, Inc., Class A(a)	7,963	382,383
Foot Locker, Inc.	15,683	897,225
Gap, Inc.	29,517	769,803
L Brands, Inc.	31,282	802,071
Michaels Cos., Inc.(a)	13,685	153,819
O’Reilly Automotive, Inc.(a)	10,806	4,090,827
Penske Automotive Group, Inc.	4,665	214,217
Ross Stores, Inc.	50,957	4,976,461
Tiffany & Co.	16,993	1,832,185
Tractor Supply Co.	17,037	1,763,330
Ulta Salon Cosmetics & Fragrance, Inc.(a)	7,882	2,750,660
Urban Outfitters, Inc.(a)	10,396	309,073
Williams-Sonoma, Inc.	10,937	625,268

		29,689,274

Technology Hardware, Storage & Peripherals — 0.7%
Dell Technologies, Inc., Class C(a)	20,958	1,412,779
NCR Corp.(a)	15,952	461,810
NetApp, Inc.	35,230	2,566,506
Pure Storage, Inc., Class A(a)	22,251	508,658
Western Digital Corp.	40,519	2,071,331
Xerox Corp.	27,884	930,210

		7,951,294

Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.(a)(b)	19,332	852,155
Carter’s, Inc.	6,170	653,465
Columbia Sportswear Co.	4,120	411,876
Hanesbrands, Inc.	50,722	916,546
Lululemon Athletica, Inc.(a)	13,275	2,341,046
PVH Corp.	10,510	1,355,685
Ralph Lauren Corp.	7,194	946,586

9

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Skechers U.S.A., Inc., Class A(a)	18,419	$583,146
Tapestry, Inc.	40,357	1,302,320
Under Armour, Inc., Class A(a)	26,451	610,754
Under Armour, Inc., Class C(a)	26,988	559,191
VF Corp.	45,026	4,250,905

		14,783,675

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.	65,856	765,905
TFS Financial Corp.	6,900	114,816

		880,721

Trading Companies & Distributors — 0.9%
Air Lease Corp.	13,105	505,329
Fastenal Co.	40,050	2,825,527
HD Supply Holdings, Inc.(a)	24,684	1,127,812
MSC Industrial Direct Co., Inc., Class A	6,281	525,406
United Rentals, Inc.(a)	11,107	1,565,198
Univar, Inc.(a)	17,100	381,843
W.W. Grainger, Inc.	6,332	1,785,624
Watsco, Inc.	4,388	695,366
WESCO International, Inc.(a)(b)	6,274	359,124

		9,771,229

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	11,384	461,166

Water Utilities — 0.4%
American Water Works Co., Inc.	25,034	2,708,428

Security	Shares	Value

Water Utilities (continued)
Aqua America, Inc.	29,332	$1,145,708

		3,854,136

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)	90,655	505,855
Telephone & Data Systems, Inc.	14,231	453,684
United States Cellular Corp.(a)(b)	1,795	86,340

		1,045,879

Total Common Stocks — 99.5% (Cost — $805,152,834)		1,062,434,364

Investment Companies — 0.0%
iShares Russell Mid-Cap ETF(e)	5,691	318,469

Total Investment Companies — 0.0% (Cost — $260,435)		318,469

Total Long-Term Investments — 99.5% (Cost — $805,413,269)		1,062,752,833

Short-Term Securities — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(c)(d)(e)	23,854,210	23,863,752

Total Short-Term Securities — 2.2% (Cost — $23,859,638)		23,863,752

Total Investments — 101.7% (Cost — $829,272,907)		1,086,616,585

Liabilities in Excess of Other Assets — (1.7)%		(18,445,743)

Net Assets — 100.0%		$1,068,170,842

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

10

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Mid-Cap Index Fund

(e)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,534,307	2,319,903	(b)	—		23,854,210	$23,863,752	$94,117	(c)	$1,206	$(631)
BlackRock Cash Funds: Treasury, SL Agency Shares	8,615,078	—		(8,615,078	)(d)	—	—	162,515		—	—
iShares Russell Mid-Cap ETF	22,463	765,369		(782,141)		5,691	318,469	79,074		231,348	5,423

							$24,182,221	$335,706		$232,554	$4,792

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares sold.

For Fund compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
S&P MidCap 400 E-Mini Index	9	06/21/19	$1,776	$(1,578)
S&P 500 E-Mini Index	8	06/21/19	1,179	5,583

				$4,005

11

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$1,062,434,364	$—	$—	$1,062,434,364
Investment Companies	318,469	—	—	318,469
Short-Term Securities	23,863,752	—	—	23,863,752

	$1,086,616,585	$—	$—	$1,086,616,585

Derivative Financial Instruments(b)
Assets:
Equity contracts	$5,583	$—	$—	$5,583
Liabilities:
Equity contracts	(1,578)	—	—	(1,578)

	$4,005	$—	$—	$4,005

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

12